Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance cost [text block] [Abstract]
Schedule of finance costs
	2020	2019	2018
	USD	USD	USD

Interest on lease liability (note 17)	2,041,006	1,412,796	1,387,612
Finance costs on borrowings	5,467,250	4,002,772	5,564,311
Early settlement charges	706,643	-	-
Asset retirement obligation - accretion expense (note 18)	79,555	-	-
Bank charges	11,696	314,967	-

	8,306,150	5,730,535	6,951,923